S000084918 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	264 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.30%	(0.36%)	2.01%	3.26%	[2]
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		7.53%	(0.28%)	7.96%	3.21%	[2]
Performance Inception Date					Jan. 02, 2004
Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.43%	(1.62%)	1.29%	2.89%	[2]
Performance Inception Date					Jan. 02, 2004
Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.43%	(0.79%)	1.23%	2.46%	[2]
Performance Inception Date					Jan. 02, 2004

[1]	Index returns shown are net of withholding taxes.
[2]	Inception for Institutional Shares is January 2, 2004.